Note 10 - Equity: Warrants (Policies)	3 Months Ended
Mar. 31, 2015
Policies
Warrants:

Warrants:

On January 27, 2014, we issued 1,818,182 units to two investors in a non-brokered private placement at a purchase price of $0.55 per unit for gross proceeds of $1,000,000. Each unit was comprised of one common share and one six year warrant exercisable into one common share at a price of $0.65 per share.

The following table summarizes the Company’s warrant activity for the period ended March 31, 2015, and the year ended December 31, 2014:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*		Intrinsic Value**

Outstanding at December 31, 2013	5,803,666
January 12, 2014 - Expiration of warrants previously granted to creditor	(1,837,000)	-	-		-
January 27, 2014 - Granted with Units	1,818,182	0.65	5.07		Nil
Outstanding at December 31, 2014	5,784,848	$0.65	4.19	$	Nil
Nil activity	-	-	-		-
Outstanding at March 31, 2015	5,784,848	$0.65	3.94	$	Nil

*  (remaining term as of March 31, 2015)

**(intrinsic value based on the closing share price of $0.2189 on March 31, 2015)